Employee benefit plans (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Japan
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 833,080	¥ 892,684
Accumulated benefit obligation	806,774	866,566
Fair value of plan assets	170,234	242,488
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	490,844	445,482
Accumulated benefit obligation	468,611	426,201
Fair value of plan assets	¥ 201,402	¥ 178,357